SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Deferred Tax Assets:
Net operating loss carryforwards	$ 2,313,000	$ 3,183
Valuation allowance	(2,313,000)	(3,183)
Net deferred tax assets